DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Offerings (Details) $ in Thousands	1 Months Ended				6 Months Ended		12 Months Ended
	Aug. 31, 2016 USD ($)	Apr. 30, 2016 USD ($)	Dec. 31, 2015 USD ($)	Jun. 30, 2015 USD ($)	Jul. 31, 2016 USD ($) subsidiary	Jul. 31, 2015 USD ($)	Jan. 31, 2016 USD ($) item
Other Disclosures
Number of wholly owned subsidiaries					1		1
Net proceeds from the sale of common stock							$ 13,316
Net proceeds from the issuance of common stock and warrants					$ 3,583	$ 7,821
Subsequent event | Convertible Note
Other Disclosures
Net proceeds from convertible promissory notes	$ 1,500
Private Placement
Other Disclosures
Net proceeds from the sale of common stock			$ 5,500
Private Placement | Subsequent event | Convertible Note
Other Disclosures
Net proceeds from convertible promissory notes	1,500
Private Placement | Common Stock | Subsequent event
Other Disclosures
Net proceeds from private offering	$ 1,400
Public Offering
Other Disclosures
Net proceeds from the sale of common stock				$ 7,800
Net proceeds from the issuance of common stock and warrants		$ 3,600
Public Offering | Subsequent event
Other Disclosures
Net proceeds from the issuance of common stock and warrants		$ 3,600